REICH & TANG ASSET MANAGEMENT, LLC
141 Broadway, 28th Floor
New York, NY 10018

July 28, 2014

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W., Judiciary Plaza
Washington, D.C. 20549

Re:           Daily Income Fund
 File Nos. 33-74470; 811-8312; CIK: 0000918267

Ladies and Gentlemen:

On behalf of Daily Income Fund (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectus and Statement of Additional Information for the Registrant, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A ("the Amendment"), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on July 28, 2014.

Very truly yours,

Daily Income Fund

/s/ Christine Manna
By: Christine Manna
Secretary